Summary of Gross Loans Origination and Internally Assigned Credit Risk Ratings (Detail) - Mar. 31, 2021 ₨ in Millions, $ in Millions	INR (₨)	USD ($)
Retail Loans
Financing Receivable, Credit Quality Indicator [Line Items]
Prior	₨ 325,017.0	$ 4,443.8
2017	223,465.6	3,055.3
2018	460,687.0	6,298.7
2019	875,535.7	11,970.7
2020	1,399,092.4	19,129.0
2021	2,258,375.6	30,877.4
Revolving Loans	1,961,778.3	26,822.2
Revolving loans converted to term loans	324,881.0	4,441.9
Total	7,828,832.6	107,039.0
Retail Loans | Auto loans
Financing Receivable, Credit Quality Indicator [Line Items]
Prior	5,335.9
2017	32,241.1
2018	105,207.5
2019	177,420.0
2020	274,790.0
2021	363,780.1
Revolving Loans	5,278.6
Revolving loans converted to term loans	0.0
Total	964,053.2
Retail Loans | Personal loans/Credit card
Financing Receivable, Credit Quality Indicator [Line Items]
Prior	732.4
2017	9,218.8
2018	51,802.5
2019	187,236.5
2020	495,307.5
2021	639,169.9
Revolving Loans	334,378.6
Revolving loans converted to term loans	324,881.0
Total	2,042,727.2
Retail Loans | Retail Business Banking
Financing Receivable, Credit Quality Indicator [Line Items]
Prior	38,773.6
2017	52,290.8
2018	126,526.8
2019	149,339.8
2020	211,462.3
2021	481,571.6
Revolving Loans	947,881.0
Revolving loans converted to term loans	0.0
Total	2,007,845.9
Retail Loans | Commercial vehicle and construction equipment finance
Financing Receivable, Credit Quality Indicator [Line Items]
Prior	673.7
2017	7,128.8
2018	49,163.8
2019	157,544.7
2020	224,501.8
2021	289,039.2
Revolving Loans	77,277.8
Revolving loans converted to term loans	0.0
Total	805,329.8
Retail Loans | Housing loans
Financing Receivable, Credit Quality Indicator [Line Items]
Prior	274,468.7
2017	112,841.5
2018	105,813.9
2019	153,430.6
2020	55,641.9
2021	38.9
Revolving Loans	0.0
Revolving loans converted to term loans	0.0
Total	702,235.5
Retail Loans | Other Retail
Financing Receivable, Credit Quality Indicator [Line Items]
Prior	5,032.7
2017	9,744.6
2018	22,172.5
2019	50,564.1
2020	137,388.9
2021	484,775.9
Revolving Loans	596,962.3
Revolving loans converted to term loans	0.0
Total	1,306,641.0
Retail Loans | Performing | Auto loans
Financing Receivable, Credit Quality Indicator [Line Items]
Prior	4,599.0
2017	30,174.9
2018	99,159.5
2019	168,159.1
2020	266,277.0
2021	362,747.1
Revolving Loans	4,460.3
Revolving loans converted to term loans	0.0
Total	935,576.9
Retail Loans | Performing | Personal loans/Credit card
Financing Receivable, Credit Quality Indicator [Line Items]
Prior	613.8
2017	8,617.1
2018	48,658.4
2019	178,532.3
2020	483,925.8
2021	638,007.4
Revolving Loans	326,118.9
Revolving loans converted to term loans	321,227.4
Total	2,005,701.1
Retail Loans | Performing | Retail Business Banking
Financing Receivable, Credit Quality Indicator [Line Items]
Prior	35,189.0
2017	49,573.1
2018	121,663.7
2019	145,473.9
2020	209,578.9
2021	480,518.2
Revolving Loans	934,520.2
Revolving loans converted to term loans	0.0
Total	1,976,517.0
Retail Loans | Performing | Commercial vehicle and construction equipment finance
Financing Receivable, Credit Quality Indicator [Line Items]
Prior	517.8
2017	6,292.2
2018	44,766.4
2019	146,432.4
2020	214,342.4
2021	287,953.1
Revolving Loans	73,010.2
Revolving loans converted to term loans	0.0
Total	773,314.5
Retail Loans | Performing | Housing loans
Financing Receivable, Credit Quality Indicator [Line Items]
Prior	272,061.4
2017	111,758.9
2018	105,069.4
2019	152,564.7
2020	55,570.3
2021	38.9
Revolving Loans	0.0
Revolving loans converted to term loans	0.0
Total	697,063.6
Retail Loans | Performing | Other Retail
Financing Receivable, Credit Quality Indicator [Line Items]
Prior	2,406.7
2017	8,530.0
2018	20,090.5
2019	45,854.0
2020	129,946.8
2021	483,241.9
Revolving Loans	576,986.7
Revolving loans converted to term loans	0.0
Total	1,267,056.6
Retail Loans | Non-performing | Auto loans
Financing Receivable, Credit Quality Indicator [Line Items]
Prior	736.9
2017	2,066.2
2018	6,048.0
2019	9,260.9
2020	8,513.0
2021	1,033.0
Revolving Loans	818.3
Revolving loans converted to term loans	0.0
Total	28,476.3
Retail Loans | Non-performing | Personal loans/Credit card
Financing Receivable, Credit Quality Indicator [Line Items]
Prior	118.6
2017	601.7
2018	3,144.1
2019	8,704.2
2020	11,381.7
2021	1,162.5
Revolving Loans	8,259.7
Revolving loans converted to term loans	3,653.6
Total	37,026.1
Retail Loans | Non-performing | Retail Business Banking
Financing Receivable, Credit Quality Indicator [Line Items]
Prior	3,584.6
2017	2,717.7
2018	4,863.1
2019	3,865.9
2020	1,883.4
2021	1,053.4
Revolving Loans	13,360.8
Revolving loans converted to term loans	0.0
Total	31,328.9
Retail Loans | Non-performing | Commercial vehicle and construction equipment finance
Financing Receivable, Credit Quality Indicator [Line Items]
Prior	155.9
2017	836.6
2018	4,397.4
2019	11,112.3
2020	10,159.4
2021	1,086.1
Revolving Loans	4,267.6
Revolving loans converted to term loans	0.0
Total	32,015.3
Retail Loans | Non-performing | Housing loans
Financing Receivable, Credit Quality Indicator [Line Items]
Prior	2,407.3
2017	1,082.6
2018	744.5
2019	865.9
2020	71.6
2021	0.0
Revolving Loans	0.0
Revolving loans converted to term loans	0.0
Total	5,171.9
Retail Loans | Non-performing | Other Retail
Financing Receivable, Credit Quality Indicator [Line Items]
Prior	2,626.0
2017	1,214.6
2018	2,082.0
2019	4,710.1
2020	7,442.1
2021	1,534.0
Revolving Loans	19,975.6
Revolving loans converted to term loans	0.0
Total	39,584.4
Wholesale loans
Financing Receivable, Credit Quality Indicator [Line Items]
Prior	4,385.2	60.0
2017	3,416.6	46.7
2018	317,027.8	4,334.5
2019	339,789.6	4,645.7
2020	572,780.0	7,831.3
2021	2,013,535.3	27,529.9
Revolving Loans	963,950.8	13,179.6
Total	4,214,885.3	$ 57,627.7
Wholesale loans | Pass
Financing Receivable, Credit Quality Indicator [Line Items]
Prior	3,939.4
2017	3,332.3
2018	298,631.5
2019	324,816.0
2020	568,907.1
2021	2,007,206.0
Revolving Loans	930,417.0
Total	4,137,249.3
Wholesale loans | Labelled
Financing Receivable, Credit Quality Indicator [Line Items]
Prior	0.0
2017	0.0
2018	7,503.2
2019	10,194.9
2020	2,427.6
2021	4,073.6
Revolving Loans	13,257.2
Total	37,456.5
Wholesale loans | Non-performing
Financing Receivable, Credit Quality Indicator [Line Items]
Prior	445.8
2017	84.3
2018	10,893.1
2019	4,778.7
2020	1,445.3
2021	2,255.7
Revolving Loans	20,276.6
Total	₨ 40,179.5